LOANS (Details Narrative)																1 Months Ended			2 Months Ended		9 Months Ended	12 Months Ended
	Apr. 28, 2026 USD ($)	Feb. 12, 2026 USD ($)	Feb. 12, 2026 AUD ($)	Jan. 07, 2026 USD ($) $ / shares shares	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 13, 2025 USD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 03, 2019	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025	Aug. 31, 2025 USD ($)	Aug. 27, 2025 USD ($)	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 20, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)
Repaid loan amount	$ 16,188	$ 16,428			$ 7,774	$ 12,000
Interest expenses	4,793	4,805
Principal amount																																		$ 70,315							$ 57,639	$ 85,000					$ 71,629			$ 71,629
Loan payable																						$ 185,381
Repayment of loan																						671,777	122,788
Number of shares of common stock in exchange of loans | shares									2,040		2,040			10
Fair value adjustment of warrants																						99,695
Settlement of convertible debt																						203,350	8,000
Amortization of debt discounts																						210,076	303,563
Remaining debt discount																							97,276
Loan payable - long-term - related party, net of discount																							105,627
Accrued interest																						128,318	190,795
Interest payable current and non current																						20,003
Conversion price per share | $ / shares									$ 225		$ 225
Value of shares of common stock																						3,314,458
Loss on extinguishment of debt																						133,071	(871,032)
Value of shares of common stock in exchange of loans																						703,442	176,375
Debt instrument fair value									$ 437,500		$ 437,500											444,258	468,500
Loss on extinguishment debt conversion																						220,325	91,169
Director [Member]
Principal amount																											$ 78,249	$ 120,000	$ 78,249	$ 120,000
Loan Agreement [Member]
Debt instrument interest rate							18.00%	18.00%				18.00%	18.00%																		18.00%	18.00%						18.00%					18.00%	12.00%	12.00%
Repaid loan amount					39,625
Principal amount							$ 9,675	$ 39,625				$ 113,485	$ 98,060						$ 9,731												$ 15,000	$ 63,188					$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 79,811	$ 120,000
Debt instrument maturity date							Jun. 30, 2025	Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate							12.00%	12.00%				12.00%	12.00%
Debt instrument strike price													35.00%
interest expense					1,818
Outstanding loan including accrued interest																																	$ 105,000		$ 70,000													$ 105,000	$ 70,000
Debt outstanding																						0	65,280
Interest payable current and non current																							6,286			$ 6,286
Loans including accrued interest amount																							0
Letter Agreement [Member]
Debt instrument interest rate														10.00%																																					10.00%
Principal amount														$ 153,256		$ 15,485																				$ 25,000															$ 230,000
Debt instrument maturity date														Jul. 05, 2026
Maturity term														3 years
Number of shares of common stock in exchange of loans | shares														10
Share price | $ / shares														$ 15,000
Fair value adjustment of warrants														$ 141,084
Settlement of convertible debt																						143,000
Letter Agreement [Member] | Warrant [Member]
Stock valuation price per share | $ / shares														$ 178,500
Warrant exercise price | $ / shares														$ 15,000
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Maturity term														3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input														0.0459																																					0.0459
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input														2.68																																					2.68
Securities Purchase Agreement [Member]
Debt instrument interest rate																																														8.00%
Amortization of debt discounts																						12,350	244,000
Debt outstanding																						0	124,688
Remaining debt discount																																														$ 3,375
Interest payable current and non current																						0	4,000		$ 8,819
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Debt instrument interest rate															15.00%
Principal amount																							65,280
Debt instrument maturity date															Oct. 03, 2020
Convertible debt																						0	65,280
Interest payable current and non current																						0	55,360
Exchange Agreement [Member] | Crown Bridge Partners, LLC [Member]
Principal amount				$ 65,280
Interest payable current and non current				$ 60,484
Issuance of common stock for cash, shares | shares				15,792
Conversion price per share | $ / shares				$ 13
Value of shares of common stock				$ 200,000
Loss on extinguishment of debt				74,236
Accrued interest																					$ 0
Josef Zelinger [Member]
Loan payable																																															$ 71,629			$ 71,629
Repaid loan amount		1,957	$ 3,000
Interest expenses		319
Loan payable																		$ 15,000	$ 9,731
Related Party [Member]
Loan payable																						460,809	415,329																		$ 57,639	$ 85,000
Debt instrument interest rate																								12.00%
Repaid loan amount					9,675
Loan payable																				$ 15,000
interest expense					257
Amortization of debt discounts																						46,985	46,985
Remaining debt discount																						644	47,629
Loan payable - long-term - related party, net of discount																						0	105,627
Net of debt discount																						152,612
Accrued interest																						28,318	56,935
Related Party [Member] | Crown Bridge Partners, LLC [Member]
Principal amount																						211,545
Interest payable current and non current																						$ 59,658
Debt instrument, maturity date, description																						maturity dates between November 2024 and April 2025, were in default as of June 30, 2026.
Related Party [Member] | Loan Agreement [Member] | Crown Bridge Partners, LLC [Member]
Debt instrument interest rate																						18.00%
Related Party [Member] | Letter Agreement [Member]
Debt outstanding																						$ 153,256	153,256
Investor [Member]
Debt instrument interest rate																								12.00%
Repaid loan amount	16,188	16,428
Interest expenses	$ 4,793	4,805
Principal amount																											$ 78,249	$ 120,000
Repayment of loan		1,957	$ 3,000
interest expense		$ 319
Director [Member]
Repaid loan amount					$ 15,485
Loan payable																$ 15,485	$ 25,000
interest expense						$ 1,169
Two Investors [Member] | Debt Exchange Agreement [Member]
Outstanding loan including accrued interest				$ 60,484						$ 86,248
Number of shares of common stock in exchange of loans | shares										1,200
Conversion price per share | $ / shares										$ 250
Value of shares of common stock in exchange of loans										$ 300,000
Debt instrument fair value										$ 300,000
Loss on extinguishment debt conversion																							$ 213,752